INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Operating Loss Carryforwards [Line Items]
Net deferred tax assets					$ 887,164	$ 1,285,721
Income tax rate			11.00%	23.00%	17.40%	18.10%
Income tax provision	$ 102,886	$ 263,932	$ 248,664	$ 1,006,135	$ 456,869	$ (641,814)
Income tax valuation reserve					23,000	88,000
Income tax provision	$ (102,886)	$ (263,932)	$ (248,664)	$ (1,006,135)	(456,869)	641,814
Income tax receivable					100,000
Valuation allowance of deferred tax assets					22,649	$ 87,842
Federal Tax [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					$ 1,200,000
Operating loss carry forwards expiration description					begin to expire in the year 2025.
Operating loss available to use					$ 150,000
Statel Tax [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					$ 3,600,000
Operating loss carry forwards expiration description					begin to expire beginning in 2024.